Note 14 - Lease Obligations (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Renewal Term (Year)		10 years
Lessee, Lease, Termination Period (Year)		1 year
Leases, Lessee, Rent Expense Relief		$ 4.0
Operating Lease, Expense		$ 11.0	$ 11.6	$ 12.3
Operating Lease, Weighted Average Remaining Lease Term (Year)		4 years 3 months 21 days	4 years 8 months 15 days
Operating Lease, Weighted Average Discount Rate, Percent		6.34%	6.47%
Houston Data Center Lease [Member]
Leases, Lessee, Rent Expense Relief	$ 4.0
Minimum [Member]
Lessee, Lease, Remaining Lease Term (Year)		1 year
Maximum [Member]
Lessee, Lease, Remaining Lease Term (Year)		10 years
Lessee, Finance Lease, Interest Rate, Percent		8.70%